Transactions with Related Parties - Sifnos Shareholders Inc. (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 05, 2016	Mar. 29, 2016	Mar. 24, 2016	Jun. 30, 2016	Jun. 30, 2015	Oct. 21, 2015	Dec. 30, 2015	Dec. 22, 2015	Dec. 31, 2015
Amount converted			$ 8,750
Number of preferred shares converted			3,500,000
Cash consideration from sale				$ 49,911	$ 0
Amount used for repayment of debt				66,128	$ 173,214
Deferred finance costs				$ 152					$ 636
Variable rate basis				LIBOR
Ocean Rig
Cash consideration from sale	$ 49,911
Preferred Stock Exchange Agreement
Stock Shares Exchanged Value			$ 8,750
Series B Preferred Stock | Preferred Stock Exchange Agreement
Stock Shares Exchanged			4,000,000
Revolving Credit Facility
Principal amount			$ 70,000
Amount drawn down		$ 28,000
Amount of increase of maximum borrowing capacity			$ 10,000
Amount used for repayment of debt	$ 45,000
Interest rate	4.00%
Variable rate basis				LIBOR
Revolving Credit Facility | Maximum
Loan To Value Ratio	40.00%
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount						$ 60,000
Loan's tenor				3 years
Amount converted							$ 10,000
First priority mortage				One Panamax dry-bulk carrier
Amount drawn down						$ 20,000		$ 10,000
Preferred Stock, Voting Rights				5 votes
Preferred Stock converted into Common Stock, Conversion Basis				On a one to one basis within three months
Line of credit facility amount outstanding				$ 11,750
Deferred finance costs				$ 499
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted							4,000,000